Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 1,553,909	$ 407,323	$ 371,300
Investment held for sale	32,775
Accounts receivable	2,063,260	1,667,323	780,310
Inventories	1,075,133	1,057,584	1,012,223
Advances to suppliers	889,652	35,657	444
Prepaid expenses	10,821	10,316
Due from related party		3,791,804	2,619,935
Other receivables	263,831	93,971	1,053,614
Other current assets	1,199,461	215,430	706,521
Total Current Assets	7,088,842	7,279,408	6,544,347
Plant and equipment, net of accumulated depreciation	7,488,188	7,409,102	7,321,700
Construction in progress	1,405,229	648,458	7,871
Intangible assets, net	3,537,634	3,504,679	3,555,143
Total Assets	19,519,893	18,841,647	17,429,061
Current Liabilities:
Short-term loans	8,343,654	6,062,434	10,897,628
Accounts payable and accrued payables	315,316	497,437	289,440
Advances from customers	645,175	74,512	134,731
Other payables	239,117	216,466	1,210,673
Due to related party	822,435
Total Current Liabilities	10,365,697	6,850,849	12,532,472
Long-term loans	4,562,936	6,824,205
Total Liabilities	14,928,633	13,675,054	12,532,472
Stockholders' Equity:
Paid in capital	5,637,499	5,637,499	5,637,499
Accumulated deficit	(1,897,993)	(1,192,815)	(1,422,947)
Accumulated other comprehensive income	851,754	721,909	682,037
Total Stockholders' Equity	4,591,260	5,166,593	4,896,589
Total Liabilities and Stockholders' Equity	$ 19,519,893	$ 18,841,647	$ 17,429,061